Other assets and other liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Other assets and other liabilities
end of	6M23	2022
Other assets (CHF million)
Cash collateral on derivative instruments	5,917	7,723
Cash collateral on non-derivative transactions	505	647
Derivative instruments used for hedging [1]	59	0
Assets held-for-sale	8,249	16,112
of which loans [2]	8,222	16,090
allowance for loans held-for-sale	(269)	(101)
of which real estate [3]	26	22
of which long-lived assets	1	0
Premises and equipment, net and right-of-use assets	3,684	5,799
Assets held for separate accounts	62	64
Interest and fees receivable	2,379	2,609
Deferred tax assets	83	259
Prepaid expenses	863	812
of which cloud computing arrangement implementation costs	27	65
Failed purchases	569	801
Defined benefit pension and post-retirement plan assets	538	560
Other	4,996	6,367
of which digital asset safeguarding assets	118	102
Other assets	27,904	41,753
Other liabilities (CHF million)
Cash collateral on derivative instruments	1,046	2,079
Cash collateral on non-derivative transactions	332	431
Derivative instruments used for hedging [1]	16	154
Operating leases liabilities	1,603	1,749
Provisions	2,727	1,494
of which expected credit losses on off-balance sheet credit exposures	207	217
Restructuring liabilities	51	114
Liabilities held for separate accounts	62	64
Interest and fees payable	3,867	3,779
Current tax liabilities	517	524
Deferred tax liabilities	178	670
Failed sales	864	1,471
Defined benefit pension and post-retirement plan liabilities	255	258
Other	3,790	4,039
of which digital asset safeguarding liabilities	118	102
Other liabilities	15,308	16,826
1 Amounts shown after counterparty and cash collateral netting.
2 Included as of the end of 6M23 and 2022 were CHF 272 million and CHF 458 million, respectively, in restricted loans, which represented collateral on secured borrowings.
3
As of the end of 6M23 and 2022, real estate held-for-sale included foreclosed or repossessed real estate of CHF 26 million and CHF 21 million, respectively, of which CHF 26 million and CHF 21 million, respectively, were related to residential real estate.